UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-08039
                                    ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                               10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2007
                         ----------------

Date of reporting period: July 31, 2007
                          -------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 , as amended, is as follows:

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2007
                                  (UNAUDITED)


                                      PRINCIPAL
                                      AMOUNT ($)        ISSUES                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.32%
Auto Parts - 0.08%                                      Collins & Aikman Products Co.:
                                       250,750,000        10.750%, due 12/31/11 (a) *                              $     8,776,250
                                         2,000,000        12.875%, due 8/15/12 (a) (d) *                                    12,000
                                                                                                                   ---------------
                                                                                                                         8,788,250
                                                                                                                   ---------------

Automotive - 0.01%                       2,005,000      General Motors Corp., step bond, 0.000% until 3/15/16
                                                          (7.750% thereafter), due 3/15/36                                 651,625
                                                                                                                   ---------------

Consumer Products - 0.12%               13,803,603      Home Products International, Inc., 2nd Lien, Convertible,
                                                          PIK, 6.000%, due 3/20/17 (b)                                  13,803,603
                                                                                                                   ---------------

Energy & Utilities - 0.08%              10,000,000      Mirant Americas Generation LLC, 8.500%, due 10/1/21              9,575,000
                                                                                                                   ---------------

Hard Goods Retail - 0.01%                               Hechinger Co.:
                                        18,648,000        6.950%, due 10/15/03 (a) (b) *                                   477,574
                                        14,752,000        9.450%, due 11/15/12 (a) (b) *                                   377,798
                                                                                                                   ---------------
                                                                                                                           855,372
                                                                                                                   ---------------

Retail - 0.02%                          86,205,118      Sears Holding Corp. Trade Claims (a) (b)                         1,996,148
                                                                                                                   ---------------

                                                        TOTAL CORPORATE DEBT INSTRUMENTS
                                                        (Cost $173,671,803)                                             35,669,998
                                                                                                                   ---------------
                                         SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.02%
Auto Supply - 0.02%                        759,866      ISE Corp. Series B (b)                                           2,499,959
                                                                                                                   ---------------

Financial Insurance/
Credit Enhancement - 0.00%#              6,045,667      CGA Group, Ltd. Series C (a) (b) (Bermuda)                              --
                                                                                                                   ---------------

Insurance & Reinsurance - 0.00%#             4,775      Ecclesiastical Insurance, 8.625% (United Kingdom)                   12,438
                                         1,022,245      RS Holdings Convertible, Class A (a) (b)                                --
                                                                                                                   ---------------
                                                                                                                            12,438
                                                                                                                   ---------------

                                                        TOTAL PREFERRED STOCKS
                                                        (Cost $13,040,361)                                               2,512,397
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 78.34%
Annuities & Mutual Fund
Management & Sales - 4.56%               5,500,000      Bank of New York Mellon Corp.                              $   234,025,000
                                         1,451,598      Legg Mason, Inc.                                               130,643,820
                                         2,370,933      Nuveen Investments, Inc. Class A (e)                           144,958,844
                                           139,212      Westwood Holdings Group, Inc.                                    4,649,681
                                                                                                                   ---------------
                                                                                                                       514,277,345
                                                                                                                   ---------------

Automotive - 5.77%                      14,372,600      Toyota Industries Corp. (Japan)                                651,177,055
                                                                                                                   ---------------

Building Products - 0.92%                2,500,000      USG Corp. (a) (e)                                              103,775,000
                                                                                                                   ---------------

Business Services - 0.12%                  337,082      Fair Issac Corp.                                                13,233,839
                                                                                                                   ---------------

Computerized Securities
Trading - 0.05%                            132,800      Investment Technology Group, Inc. (a)                            5,306,688
                                                                                                                   ---------------

Consumer Products - 0.01%                  526,368      Home Products International, Inc. (a) (b) (c)                      584,268
                                            47,250      JAKKS Pacific, Inc. (a)                                          1,120,297
                                                                                                                   ---------------
                                                                                                                         1,704,565
                                                                                                                   ---------------

Depository Institutions - 0.76%            390,800      Berkshire Hills Bancorp, Inc.                                   10,254,592
                                           529,600      Brookline Bancorp, Inc. (e)                                      5,438,992
                                           218,500      Carver Bancorp, Inc. (c)                                         3,439,190
                                        26,127,450      Chong Hing Bank, Ltd. (c) (Hong Kong)                           63,901,653
                                            54,704      Tompkins Financial Corp. (e)                                     1,739,587
                                            16,354      Toronto-Dominion Bank (The) (Canada) (e)                         1,048,618
                                                                                                                   ---------------
                                                                                                                        85,822,632
                                                                                                                   ---------------

Electronics Components - 2.01%           9,046,200      AVX Corp. (c) (e)                                              144,648,738
                                         3,500,000      Intel Corp.                                                     82,670,000
                                                                                                                   ---------------
                                                                                                                       227,318,738
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Financial Insurance/
Credit Enhancement - 3.84%               3,806,722      ACA Capital Holdings, Inc. (a) (b) (c) (h)                 $    21,823,939
                                           300,000      Ambac Financial Group, Inc. (e)                                 20,145,000
                                         5,477,409      MBIA, Inc. (e)                                                 307,282,645
                                         2,487,100      Radian Group, Inc.                                              83,840,141
                                                                                                                   ---------------
                                                                                                                       433,091,725
                                                                                                                   ---------------

Financial Services - 0.09%                 250,000      CIT Group, Inc.                                                 10,295,000
                                                                                                                   ---------------

Holding Companies - 21.34%               1,387,200      Alexander & Baldwin, Inc. (e)                                   75,213,984
                                        10,000,000      Brookfield Asset Management, Inc., Class A (e) (Canada)        351,400,000
                                            83,370      Capital Southwest Corp.                                         11,299,970
                                        53,819,000      Cheung Kong Holdings, Ltd. (Hong Kong)                         755,203,561
                                         3,951,800      Guoco Group, Ltd. (Hong Kong) (1)                               57,471,853
                                        12,713,000      Hutchison Whampoa, Ltd. (Hong Kong)                            135,141,206
                                        10,665,000      Investor AB, Class A (Sweden)                                  270,327,880
                                         2,200,000      Jardine Matheson Holdings, Ltd. (Hong Kong) (1)                 53,240,000
                                           359,250      Pargesa Holding SA (Switzerland)                                39,356,639
                                         4,487,800      Power Corp. of Canada (Canada)                                 163,223,322
                                         4,628,913      RHJ International (a) (c) (Belgium)                             94,172,930
                                        42,953,000      Wharf (Holdings), Ltd. (The) (Hong Kong)                       177,322,412
                                        86,874,500      Wheelock & Co., Ltd. (Hong Kong)                               224,415,753
                                                                                                                   ---------------
                                                                                                                     2,407,789,510
                                                                                                                   ---------------

Housing Development - 0.42%                208,750      Levitt Corp., Class A (e)                                        1,703,400
                                         1,000,000      MDC Holdings, Inc. (e)                                          46,000,000
                                                                                                                   ---------------
                                                                                                                        47,703,400
                                                                                                                   ---------------

Industrial & Agricultural
Equipment - 0.34%                          594,300      Alamo Group, Inc. (c)                                           15,410,199
                                           360,100      Mestek, Inc. (a) (e)                                             5,401,500
                                           360,100      Omega Flex, Inc.                                                 6,431,386
                                           480,500      Standex International Corp.                                     11,387,850
                                                                                                                   ---------------
                                                                                                                        38,630,935
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance & Reinsurance - 0.74%             87,035      ACE, Ltd. (Cayman Islands)                                 $     5,023,660
                                           432,300      Arch Capital Group, Ltd. (a) (Bermuda)                          30,114,018
                                            15,675      ESG Re, Ltd. Warrants, expires 12/07 (a) (b) (Bermuda)                  --
                                            65,000      Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                      8,110,050
                                           480,000      Montpelier RE Holdings, Ltd. (e) (Bermuda)                       7,608,000
                                           127,500      Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                        826,200
                                            32,089      RS Holdings, Class A (a) (b)                                            --
                                            58,300      White Mountains Insurance Group, Ltd.                           32,035,850
                                                                                                                   ---------------
                                                                                                                        83,717,778
                                                                                                                   ---------------

Insurance Services
Companies - 0.01%                           63,460      Safelite Realty Corp. (b)                                          621,273
                                                                                                                   ---------------

Life Insurance - 0.25%                   2,009,900      Phoenix Cos., Inc. (The) (e)                                    27,716,521
                                                                                                                   ---------------

Medical Supplies
& Services - 0.84%                         342,300      Datascope Corp. (e)                                             11,778,543
                                           598,000      PAREXEL International Corp. (a)                                 24,177,140
                                         1,275,000      Pharmaceutical Product Development, Inc. (e)                    42,712,500
                                           363,000      St. Jude Medical, Inc. (a)                                      15,659,820
                                                                                                                   ---------------
                                                                                                                        94,328,003
                                                                                                                   ---------------

Mutual Holding Companies - 0.16%           637,122      Brooklyn Federal Bancorp, Inc.                                   9,397,549
                                            16,226      Colonial Bankshares, Inc. (a)                                      186,112
                                           301,821      FedFirst Financial Corp. (a)                                     2,640,934
                                           189,315      Gouverneur Bancorp, Inc. (c)                                     2,063,534
                                           120,000      Home Federal Bancorp, Inc.                                       1,221,600
                                           242,800      SFSB, Inc. (a) (c)                                               2,023,738
                                             9,200      Westborough Financial Services, Inc.                               315,100
                                                                                                                   ---------------
                                                                                                                        17,848,567
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life
Insurance-Japan - 3.91%                  9,159,100      Aioi Insurance Co., Ltd. (Japan)                           $    54,187,117
                                         5,290,500      Millea Holdings, Inc., ADR (Japan)                             210,171,461
                                        10,857,140      Mitsui Sumitomo Insurance Co., Ltd. (Japan)                    125,308,786
                                         4,420,560      Sompo Japan Insurance, Inc. (Japan)                             51,326,402
                                                                                                                   ---------------
                                                                                                                       440,993,766
                                                                                                                   ---------------
Oil & Gas
Production & Services - 3.65%              471,754      Cimarex Energy Co. (e)                                          17,855,889
                                           626,800      EnCana Corp. (e) (Canada)                                       38,222,264
                                         9,090,000      Nabors Industries, Ltd. (a) (Bermuda)                          265,791,600
                                         1,000,000      Suncor Energy, Inc. (Canada)                                    90,470,000
                                                                                                                   ---------------
                                                                                                                       412,339,753
                                                                                                                   ---------------

Pharmaceuticals - 0.66%                  1,000,000      Daiichi Sankyo Co., Ltd. (Japan)                                27,630,923
                                         2,000,000      Pfizer, Inc.                                                    47,020,000
                                                                                                                   ---------------
                                                                                                                        74,650,923
                                                                                                                   ---------------

Real Estate - 17.98%                       139,000      Alico, Inc.                                                      6,676,170
                                            31,000      Consolidated-Tomoka Land Co. (e)                                 1,926,960
                                        18,978,281      FNC Realty Corp. (a) (b)                                        14,233,711
                                         5,177,517      Forest City Enterprises, Inc., Class A (c) (e)                 281,708,700
                                         1,017,031      Forest City Enterprises, Inc., Class A (c) (d)                  55,336,657
                                           562,876      Forest City Enterprises, Inc., Class A (b) (c) (d)              29,094,779
                                            22,500      Forest City Enterprises, Inc., Class B                           1,229,625
                                        23,919,000      Hang Lung Group, Ltd. (Hong Kong)                              117,278,703
                                        30,534,000      Hang Lung Properties, Ltd. (Hong Kong)                         112,314,443
                                        56,080,000      Henderson Land Development Co., Ltd. (c) (Hong Kong)           403,970,813
                                        50,000,000      Henderson Land Development Co., Ltd. (c) (d) (Hong Kong)       360,173,692
                                            47,348      Homefed Corp. (a) (e)                                            3,148,642
                                         6,151,000      Mitsubishi Estate Co., Ltd. (Japan)                            156,480,663
                                         3,957,000      Mitsui Fudosan Co., Ltd. (Japan)                               103,315,631
                                         6,072,168      St. Joe Co. (The) (c) (e)                                      246,165,691
                                         3,420,106      Tejon Ranch Co. (a) (c)                                        135,675,605
                                                                                                                   ---------------
                                                                                                                     2,028,730,485
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Investment
Trust - 0.34%                              676,607      ProLogis (e)                                               $    38,498,938
                                               846      Public Storage, Inc.                                                59,296
                                                                                                                   ---------------
                                                                                                                        38,558,234
                                                                                                                   ---------------

Retail - 0.24%                             197,240      Sears Holding Corp. (a)                                         26,980,460
                                                                                                                   ---------------

Security Brokers, Dealers
& Flotation Companies - 0.87%              894,400      Jefferies Group, Inc. (e)                                       23,495,888
                                         2,444,062      Raymond James Financial, Inc. (e)                               74,959,382
                                                                                                                   ---------------
                                                                                                                        98,455,270
                                                                                                                   ---------------

Semiconductor
Equipment Manufacturers - 0.14%            700,000      Applied Materials, Inc.                                         15,428,000
                                                                                                                   ---------------

Software - 0.51%                         2,000,000      Microsoft Corp.                                                 57,980,000
                                                                                                                   ---------------

Steel & Specialty Steel - 4.58%            445,714      Haynes International, Inc. (a) (e)                              40,029,574
                                         3,350,000      POSCO, ADR (South Korea)                                       477,207,500
                                                                                                                   ---------------
                                                                                                                       517,237,074
                                                                                                                   ---------------

Telecommunications - 0.20%               2,008,200      Tellabs, Inc. (a) (e)                                           22,793,070
                                                                                                                   ---------------

Title Insurance - 0.57%                  1,000,000      First American Corp. (e)                                        46,290,000
                                           479,800      Stewart Information Services Corp. (e)                          17,503,104
                                                                                                                   ---------------
                                                                                                                        63,793,104
                                                                                                                   ---------------
Utilities, Utility Service
Companies & Waste
Management - 2.46%                       8,816,889      Covanta Holding Corp. (a) (c) (h)                              199,967,043
                                        27,482,000      Henderson Investment, Ltd. (Hong Kong)                          45,350,297
                                           861,208      Mirant Corp. (a)                                                32,579,499
                                                                                                                   ---------------
                                                                                                                       277,896,839
                                                                                                                   ---------------

                                                        TOTAL COMMON STOCKS AND WARRANTS
                                                        (Cost $5,628,363,787)                                        8,840,195,552
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                  (UNAUDITED)

                                        INVESTMENT
                                        AMOUNT ($)      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.01%
Insurance & Reinsurance - 0.01%          1,805,000      Insurance Partners II Equity Fund, LP (a) (b)              $     1,276,578
                                                                                                                   ---------------

                                                        TOTAL LIMITED PARTNERSHIPS
                                                        (Cost $821,846)                                                  1,276,578
                                                                                                                   ---------------

                                      PRINCIPAL
                                      AMOUNT (+)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 22.21%
Foreign Government
Obligations - 13.06%                    207,000,000 GBP United Kingdom Treasury Bills, 5.37%-5.82%++,
                                                          due 8/13/07-10/1/07                                          417,806,224
                                        520,000,000 GBP United Kingdom Treasury Bonds, 5.00%-7.25%,
                                                          due 12/7/07-3/7/08                                         1,055,179,104
                                                                                                                   ---------------
                                                                                                                     1,472,985,328
                                                                                                                   ---------------

Repurchase Agreement - 0.84%            95,025,154      Bear Stearns, 5.12%, dated 7/31/07, due 8/1/07 (f)              95,025,154
                                                                                                                   ---------------

U.S. Government
Obligations - 8.31%                     50,000,000      U.S. Treasury Bill, 5.02%++, due 10/18/07 (g)                   49,482,400
                                       900,000,000      U.S. Treasury Bills, 4.85%-5.17%++, due 8/2/07-12/13/07 (e)    888,267,348
                                                                                                                   ---------------
                                                                                                                       937,749,748
                                                                                                                   ---------------

                                                        TOTAL SHORT TERM INVESTMENTS
                                                        (Cost $2,460,927,878)                                        2,505,760,230
                                                                                                                   ---------------


INVESTMENT OF CASH
COLLATERAL FOR SECURITIES LOANED - 8.26%
U.S. Government
Obligations - 8.26%                     80,690,000      U.S. Treasury Notes, 8.75%, due 8/15/20                        113,006,119
                                       316,898,000      U.S. Treasury Strip Principal (STRIPS), zero coupon
                                                          bonds due 8/15/08-2/15/29                                    148,155,844
                                       625,125,000      U.S. Treasury Inflation Indexed Notes, 2.00%-2.63%,
                                                          due 1/15/14-7/15/17                                          671,146,893
                                                                                                                   ---------------
                                                                                                                       932,308,856
                                                                                                                   ---------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                                                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
                                                        (Cost $932,308,856)                                        $   932,308,856
                                                                                                                   ---------------
                                                        TOTAL INVESTMENT PORTFOLIO - 109.16%
                                                        (Cost $9,209,134,531)                                       12,317,723,611
                                                                                                                   ---------------

                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (9.16%)             (1,034,016,912)
                                                                                                                   ---------------
                                                        NET ASSETS - 100.00%
                                                        (Applicable to 179,242,759 shares outstanding)             $11,283,706,699
                                                                                                                   ===============


                                                        NET ASSET VALUE PER SHARE                                           $62.95
                                                                                                                            ======

 Notes:
  ADR: American Depository Receipt.
  GBP: Great British Pound.
  PIK: Payment-in kind.
  (a) Non-income producing securities.
  (b) Fair-valued securities:

                                                   Carrying Value
                    Security                          Per Unit                Acquisition Date              Acquisition Cost
                    --------                         ----------               ----------------              ----------------
      ACA Capital Holdings, Inc.                        $ 5.73             9/24/1997 to 11/10/2006            $43,774,056
      CGA Group, Ltd., Series C Pfd.                        --                     3/2/1999                     7,039,179
      ESG Re, Ltd. Warrants, expires 12/07                  --              1/28/1997 to 12/3/1997                     --
      FNC Realty Corp.                                    0.75             7/14/2000 to 1/30/2007              20,988,717
      Forest City Enterprises, Inc., Class A             51.69                   12/14/2006                    31,521,056
      Hechinger Co. 6.950%, due 10/15/03                  2.56                    7/9/2003                             --
      Hechinger Co. 9.450%, due 11/15/12                  2.56                    7/9/2003                             --
      Helicon RE Holdings, Ltd.                         124.77               1/4/2006 & 1/6/2006                6,500,000
      Home Products International, Inc.                   1.11                    5/30/2007                    54,667,471
      Home Products International, Inc., 2nd Lien,
        Convertible, PIK, 6.000%, due 3/20/17           100.00              3/16/2007 to 4/5/2007              13,803,603
      Insurance Partners II Equity Fund, LP               0.71             12/15/1998 to 7/26/2004                821,846
      ISE Corp. Series B Pfd.                             3.29                    3/8/2006                      4,999,994
      Olympus RE Holdings, Ltd.                           6.48                   12/20/2001                    12,750,008
      RS Holdings, Class A                                  --               5/9/2003 to 4/20/2004                 30,853
      RS Holdings Convertible, Class A Pfd.                 --              3/18/2002 to 4/20/2004                991,392
      Safelite Realty Corp.                               9.79             10/4/2000 to 2/26/2001                  73,352
      Sears Holding Corp. Trade Claims                    0.02             1/22/2002 to 4/30/2003                      --


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)


  (c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
  (d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
  (e) Securities in whole or in part on loan.
  (f) Repurchase agreement collateralized by:
       U.S. Treasury Bonds, par value $44,310,000, due 8/15/20, value $62,056,031. U.S. Treasury Inflation Indexed Bonds, par value $32,650,000, due 1/15/25, value $35,725,889.
  (g) A portion of this security is segregated for future fund commitments.
  (h) Security is subject to restrictions on resale.
  *   Issuer in default.
  #   Amount represents less than 0.01% of total net assets.
  +   Denominated in U.S. Dollars unless otherwise noted.
  ++  Annualized yield at date of purchase.
  1   Incorporated in Bermuda.

Country Concentration
                         % of
                      Net Assets
                     -----------
United States             45.34%
Hong Kong                 22.21
United Kingdom            13.05
Japan                     12.23
Canada                     5.71
South Korea                4.23
Bermuda                    2.77
Sweden                     2.40
Belgium                    0.83
Switzerland                0.35
Cayman Islands             0.04
                        -------
Total                    109.16%
                        =======


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                        PRINCIPAL
                                        AMOUNT ($)      ISSUES                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%#
Technology - 0.00%#                      4,942,604      Insilco Technologies Bank Debt (a) (b) (d)                  $       20,841
                                                                                                                    --------------

                                                        TOTAL BANK DEBT
                                                        (Cost $0)                                                           20,841
                                                                                                                    --------------

                                            SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 82.06%
Aerospace & Defense - 0.86%              1,388,130      Herley Industries, Inc. (a) (c)                                 19,725,327
                                                                                                                    --------------

Agriculture Chemicals - 2.64%              486,200      Agrium, Inc. (Canada)                                           20,381,504
                                         3,799,687      Saskatchewan Wheat Pool (a) (Canada)                            40,425,991
                                                                                                                    --------------
                                                                                                                        60,807,495
                                                                                                                    --------------

Auto Parts - 0.52%                         642,200      Superior Industries International, Inc.                         11,880,700
                                                                                                                    --------------

Banking - 1.16%                            474,613      Kearny Financial Corp.                                           5,638,402
                                         1,259,961      NewAlliance Bancshares, Inc.                                    17,022,073
                                           290,110      Rockville Financial, Inc.                                        4,078,947
                                                                                                                    --------------
                                                                                                                        26,739,422
                                                                                                                    --------------

Cable Television
Equipment - 1.92%                          809,400      CommScope, Inc. (a)                                             44,055,642
                                                                                                                    --------------

Chemicals & Allied
Products - 1.66%                         1,533,444      Westlake Chemical Corp.                                         38,305,431
                                                                                                                    --------------

Computer Peripherals - 0.44%               257,834      Lexmark International, Inc., Class A (a)                        10,194,756
                                                                                                                    --------------

Consumer Products - 3.94%                1,325,055      JAKKS Pacific, Inc. (a)                                         31,417,054
                                         1,322,276      K-Swiss, Inc., Class A                                          29,447,087
                                         1,746,850      Leapfrog Enterprises, Inc. (a)                                  15,791,524
                                           901,300      Russ Berrie & Co., Inc. (a)                                     13,871,007
                                                                                                                    --------------
                                                                                                                        90,526,672
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Diversified Media - 0.70%                1,515,751      Journal Communications, Inc., Class A                       $   16,051,803
                                                                                                                    --------------

Electronics Components - 3.38%             707,092      Bel Fuse, Inc., Class B (c)                                     21,382,462
                                           659,239      Electronics for Imaging, Inc. (a)                               17,311,616
                                         1,065,350      Ingram Micro, Inc., Class A (a)                                 21,360,268
                                           593,100      Park Electrochemical Corp.                                      17,585,415
                                                                                                                    --------------
                                                                                                                        77,639,761
                                                                                                                    --------------

Energy/Coal - 1.52%                      1,055,000      Fording Canadian Coal Trust (Canada)                            34,931,050
                                                                                                                    --------------

Energy/Services - 3.68%                    571,432      Bristow Group, Inc. (a)                                         27,103,020
                                         2,172,932      Bronco Drilling Co, Inc. (a) (c)                                31,507,514
                                           437,400      Precision Drilling Trust (Canada)                                8,669,268
                                           252,800      Tidewater, Inc.                                                 17,296,576
                                                                                                                    --------------
                                                                                                                        84,576,378
                                                                                                                    --------------

Financial Insurance/
Credit Enhancement - 0.20%                 802,697      ACA Capital Holdings, Inc. (a) (b)                               4,601,862
                                                                                                                    --------------

Forest Products & Paper - 8.94%          4,165,700      Canfor Corp. (a) (Canada)                                       50,450,735
                                           809,344      Canfor Pulp Income Fund (Canada)                                10,757,872
                                        12,107,879      Catalyst Paper Corp. (a) (b) (c) (f) (Canada)                   34,591,670
                                           750,875      Deltic Timber Corp. (c)                                         39,037,991
                                         2,196,177      Glatfelter                                                      29,494,657
                                         2,732,600      TimberWest Forest Corp. (Canada)                                41,368,101
                                                                                                                    --------------
                                                                                                                       205,701,026
                                                                                                                    --------------

Healthcare Services - 0.95%                678,431      Cross Country Healthcare, Inc. (a)                              11,105,915
                                           323,230      Pharmaceutical Product Development, Inc.                        10,828,205
                                                                                                                    --------------
                                                                                                                        21,934,120
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Companies - 5.63%                2,102,287      Brookfield Asset Management, Inc., Class A (Canada)         $   73,874,365
                                           449,743      IDT Corp.                                                        4,438,963
                                         1,706,400      IDT Corp., Class B                                              17,029,872
                                         3,111,000      JZ Equity Partners PLC (United Kingdom)                          9,947,150
                                           645,300      Leucadia National Corp.                                         24,263,280
                                                                                                                    --------------
                                                                                                                       129,553,630
                                                                                                                    --------------

Home Furnishings - 0.98%                 1,344,697      Stanley Furniture Co., Inc. (c)                                 22,469,887
                                                                                                                    --------------

Industrial Equipment - 2.28%               366,300      Alamo Group, Inc.                                                9,498,159
                                         1,142,139      A.S.V., Inc. (a)                                                16,663,808
                                           688,800      Trinity Industries, Inc.                                        26,332,824
                                                                                                                    --------------
                                                                                                                        52,494,791
                                                                                                                    --------------

Insurance & Reinsurance - 2.98%            322,900      Arch Capital Group, Ltd. (a) (Bermuda)                          22,493,214
                                            59,974      E-L Financial Corp., Ltd. (Canada)                              37,948,116
                                            65,000      Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                      8,110,050
                                                                                                                    --------------
                                                                                                                        68,551,380
                                                                                                                    --------------

Life Insurance - 2.68%                     179,000      FBL Financial Group, Inc., Class A                               6,299,010
                                           200,078      National Western Life Insurance Co., Class A (c)                47,162,386
                                           589,400      Phoenix Cos., Inc. (The)                                         8,127,826
                                                                                                                    --------------
                                                                                                                        61,589,222
                                                                                                                    --------------

Manufactured Housing - 0.40%               327,339      Skyline Corp.                                                    9,149,125
                                                                                                                    --------------

Metals Manufacturing - 0.67%               507,185      Encore Wire Corp.                                               15,494,502
                                                                                                                    --------------

Oil & Gas - 13.90%                       2,080,809      Cimarex Energy Co.                                              78,758,621
                                           535,800      CNX Gas Corp. (a)                                               14,321,934
                                         1,661,873      Comstock Resources, Inc. (a)                                    44,637,909
                                         1,641,017      Pogo Producing Co.                                              87,400,565
                                         1,610,700      St. Mary Land & Exploration Co.                                 53,620,203
                                           995,043      Whiting Petroleum Corp. (a)                                     40,866,416
                                                                                                                    --------------
                                                                                                                       319,605,648
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Real Estate - 12.60%                       680,446      Alexander & Baldwin, Inc.                                   $   36,893,782
                                           279,531      Alico, Inc.                                                     13,425,874
                                           749,200      Forest City Enterprises, Inc., Class A                          40,763,972
                                         3,959,300      Parco Co., Ltd. (Japan)                                         50,172,726
                                        10,148,000      Sapporo Holdings, Ltd. (Japan)                                  61,082,732
                                           977,700      St. Joe Co. (The)                                               39,635,958
                                           322,646      Tejon Ranch Co. (a)                                             12,799,367
                                           653,170      Vail Resorts, Inc. (a)                                          34,977,254
                                                                                                                    --------------
                                                                                                                       289,751,665
                                                                                                                    --------------

Retail - 0.92%                           1,891,945      Haverty Furniture Cos., Inc. (c)                                21,095,187
                                                                                                                    --------------

Semiconductor
Equipment Manufacturers
& Related - 2.24%                          280,700      Coherent, Inc. (a)                                               8,126,265
                                         1,237,051      Electro Scientific Industries, Inc. (a)                         27,153,269
                                         1,502,482      GSI Group, Inc. (a) (Canada)                                    16,226,806
                                                                                                                    --------------
                                                                                                                        51,506,340
                                                                                                                    --------------

Software - 2.87%                         4,561,952      Borland Software Corp. (a) (c)                                  24,223,965
                                           451,439      Magma Design Automation, Inc. (a)                                6,685,812
                                           379,700      Sybase, Inc. (a)                                                 9,006,484
                                         1,067,736      Synopsys, Inc. (a)                                              26,116,823
                                                                                                                    --------------
                                                                                                                        66,033,084
                                                                                                                    --------------

Telecommunications
Equipment - 1.40%                        3,858,740      Sycamore Networks, Inc. (a)                                     16,052,358
                                         1,414,396      Tellabs, Inc. (a)                                               16,053,395
                                                                                                                    --------------
                                                                                                                        32,105,753
                                                                                                                    --------------

                                                        TOTAL COMMON STOCKS
                                                        (Cost $1,466,775,297)                                        1,887,071,659
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                  (UNAUDITED)

                                        INVESTMENT
                                        AMOUNT ($)      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.74%
Holding Companies - 0.74%                1,000,000      AP Alternative Assets LP (a) (b) (Guernsey)                 $   17,100,000
                                                                                                                    --------------

                                                        TOTAL LIMITED PARTNERSHIPS
                                                        (Cost $20,000,000)                                              17,100,000
                                                                                                                    --------------

                                        PRINCIPAL
                                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 17.89%
Repurchase Agreement - 3.54%            81,429,428      Bear Stearns, 5.12%, dated 7/31/07, due 8/1/07 (e)              81,429,428
                                                                                                                    --------------

U.S. Government
Obligations - 14.35%                    75,000,000      U.S. Treasury Bills, 4.99%+, due 11/23/07 (g)                   73,864,725
                                       260,000,000      U.S. Treasury Bills, 4.85%-5.03%+, due 8/9/07-1/17/08          256,061,792
                                                                                                                    --------------
                                                                                                                       329,926,517
                                                                                                                    --------------

                                                        TOTAL SHORT TERM INVESTMENTS
                                                        (Cost $411,306,499)                                            411,355,945
                                                                                                                    --------------

INVESTMENT OF CASH
COLLATERAL FOR SECURITIES
LOANED - 3.37%
U.S. Government
Obligations - 3.37%                     70,880,000      U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25       77,557,459
                                                                                                                    --------------
                                                        TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
                                                        (Cost $77,557,459)                                              77,557,459
                                                                                                                    --------------
                                                        TOTAL INVESTMENT PORTFOLIO - 104.06%
                                                        (Cost $1,975,639,255)                                        2,393,105,904
                                                                                                                    --------------

                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (4.06%)                (93,411,088)
                                                                                                                    --------------
                                                        NET ASSETS - 100.00%
                                                        (Applicable to 86,575,877 shares outstanding)               $2,299,694,816
                                                                                                                    ==============

                                                        NET ASSET VALUE PER SHARE                                           $26.56
                                                                                                                            ======


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

  Notes:
  (a) Non-income producing securities.
  (b) Fair-valued securities:

                                          Carrying Value
                    Security                 Per Unit                Acquisition Date              Acquisition Cost
                    -----                   ----------                 ------------                  -------------
      ACA Capital Holdings, Inc.              $  5.73                   11/10/2006                   $ 8,333,333
      AP Alternative Assets LP                  17.10                    6/8/2006                     20,000,000
      Catalyst Paper Corp.                       2.86                   10/23/2006                    36,007,695
      Helicon RE Holdings, Ltd.                124.77               1/4/2006 & 1/6/2006                6,500,000
      Insilco Technologies Bank Debt             0.42                    9/18/2002                            -- ^

      ^ Acquisition Cost has been adjusted for return of capital.

  (c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
  (d) Cost has been reduced to $0 due to distributions received.
  (e) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds, par value $54,005,000, due 4/15/28, value $83,631,386.
  (f) Security is subject to restrictions on resale.
  (g) Security in whole or in part on loan.
  #   Amount represents less than 0.01% of total net assets.
  +   Annualized yield at date of purchase.

Country Concentration
                         % of
                      Net Assets
                     -----------
United States             80.65%
Canada                    16.07
Japan                      4.84
Bermuda                    1.33
Gurnsey                    0.74
United Kingdom             0.43
                        -------
Total                    104.06%
                        =======


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.50%
U.S. Real Estate
Investment Trusts - 0.15%                  125,000      RAIT Financial Trust, 7.750% Series A                       $    1,427,500
                                           250,000      RAIT Financial Trust, 8.375% Series B                            2,912,500
                                                                                                                    --------------
                                                                                                                         4,340,000
                                                                                                                    --------------

U.S. Real Estate Operating
Companies - 0.35%                          400,000      Forest City Enterprises, Inc., $25 par,
                                                          7.375%, due 2/1/34                                            10,120,000
                                                                                                                    --------------

                                                        TOTAL PREFERRED STOCKS
                                                        (Cost $19,375,000)                                              14,460,000
                                                                                                                    --------------

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.85%
Homebuilders - 0.91%                       408,775      Avatar Holdings, Inc. (a)                                       26,541,761
                                                                                                                    --------------

Non-U.S. Real Estate
Investment Trusts - 7.87%                3,830,622      British Land Co. PLC (United Kingdom)                           95,501,225
                                         1,950,595      Derwent London PLC (United Kingdom)                             65,240,160
                                         3,283,066      Liberty International PLC (United Kingdom)                      68,432,508
                                                                                                                    --------------
                                                                                                                       229,173,893
                                                                                                                    --------------

Non-U.S. Real Estate Operating
Companies - 35.76%                       7,443,454      Brookfield Asset Management, Inc., Class A (Canada)            261,562,973
                                         3,362,200      Daibiru Corp. (Japan)                                           47,180,126
                                           701,800      First Capital Realty, Inc. (Canada)                             17,104,237
                                        21,894,000      Hang Lung Properties, Ltd. (Hong Kong)                          80,533,583
                                        21,093,000      Henderson Land Development Co., Ltd. (Hong Kong)               151,942,874
                                         5,921,000      Hongkong Land Holdings, Ltd. (Hong Kong) (1)                    25,223,460
                                         1,845,100      Killam Properties, Inc. (c) (Canada)                            14,787,781
                                         2,679,000      Mitsubishi Estate Co., Ltd. (Japan)                             68,153,422
                                         3,959,400      Parco Co., Ltd. (Japan)                                         50,173,993
                                         3,215,764      Quintain Estates & Development PLC (United Kingdom)             59,595,754
                                         7,543,700      Sapporo Holdings, Ltd. (Japan)                                  45,406,958
                                         1,931,000      Tai Cheung Holdings, Ltd. (Hong Kong) (1)                        1,448,294
                                         3,526,728      Unite Group PLC (United Kingdom)                                25,433,415


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Non-U.S. Real Estate Operating
Companies (continued)                   25,345,800      Wharf (Holdings), Ltd. (The) (Hong Kong)                    $  104,634,796
                                        32,049,500      Wheelock & Co., Ltd. (Hong Kong)                                82,790,838
                                         4,240,000      Wheelock Properties, Ltd. (Hong Kong)                            5,269,977
                                                                                                                    --------------
                                                                                                                     1,041,242,481
                                                                                                                    --------------

U.S. Real Estate
Investment Trusts - 21.33%               2,436,810      Acadia Realty Trust (c)                                         56,119,734
                                         5,357,133      American Financial Realty Trust                                 46,982,056
                                           642,148      American Land Lease, Inc. (c)                                   13,453,001
                                         1,348,100      Associated Estates Realty Corp. (c)                             17,255,680
                                         1,100,000      Crystal River Capital, Inc.                                     19,129,000
                                           250,000      EastGroup Properties, Inc.                                      10,310,000
                                         1,385,000      First Potomac Realty Trust (c)                                  27,132,150
                                         2,251,800      JER Investors Trust, Inc. (c)                                   24,702,246
                                           925,700      One Liberty Properties, Inc. (c)                                18,356,631
                                         2,716,792      ProLogis                                                       154,585,465
                                         1,150,400      PS Business Parks, Inc. (c)                                     58,785,440
                                         2,235,800      Quadra Realty Trust, Inc. (c)                                   19,831,546
                                         2,000,000      RAIT Financial Trust                                            20,720,000
                                         1,248,200      Vornado Realty Trust                                           133,594,846
                                                                                                                    --------------
                                                                                                                       620,957,795
                                                                                                                    --------------

U.S. Real Estate Operating
Companies - 24.98%                           5,000      Atlantic American Realty Capital Advisors, Inc. (a) (b)                 --
                                         3,215,850      Brookfield Properties Corp.                                     72,678,210
                                           510,000      Consolidated-Tomoka Land Co. (c)                                31,701,600
                                        12,990,739      FNC Realty Corp. (a) (b)                                         9,743,054
                                         5,512,900      Forest City Enterprises, Inc., Class A (c)                     299,956,889
                                         1,017,031      Forest City Enterprises, Inc., Class A (c) (d)                  55,336,657
                                         5,070,861      St. Joe Co. (The) (c)                                          205,572,705
                                           485,584      Tejon Ranch Co. (a)                                             19,263,117
                                         2,411,373      Thomas Properties Group, Inc. (c)                               32,891,128
                                                                                                                    --------------
                                                                                                                       727,143,360
                                                                                                                    --------------

                                                        TOTAL COMMON STOCKS
                                                        (Cost $1,924,911,868)                                        2,645,059,290
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                         PRINCIPAL
                                        AMOUNT ($)      ISSUES                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.13%
Repurchase Agreement - 10.13%          295,078,495      Bear Stearns, 5.12%, dated 7/31/07, due 8/1/07 (e) (f)      $  295,078,495
                                                                                                                    --------------

                                                        TOTAL SHORT TERM INVESTMENTS
                                                        (Cost $295,078,495)                                            295,078,495
                                                                                                                    --------------
                                                        TOTAL INVESTMENT PORTFOLIO - 101.48%
                                                        (Cost $2,239,365,363)                                        2,954,597,785
                                                                                                                    --------------

                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (1.48%)                (43,182,678)
                                                                                                                    --------------
                                                        NET ASSETS - 100.00%
                                                        (Applicable to 88,814,406 shares outstanding)               $2,911,415,107
                                                                                                                    ==============

                                                        NET ASSET VALUE PER SHARE                                           $32.78
                                                                                                                            ======

  Notes:
  (a) Non-income producing securities.
  (b) Fair-valued securities:

                                                      Carrying Value
                    Security                             Per Unit                Acquisition Date              Acquisition Cost
                    -----                               ----------               ----------------              ----------------
      Atlantic American Realty Capital Advisors, Inc.       $  --                   10/22/2004                  $    500,000
      FNC Realty Corp.                                       0.75             5/22/2002 to 1/30/2007              10,726,689

  (c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
  (d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
  (e) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds and Notes, par value $281,855,000, due 7/15/13-4/15/32, value $303,631,891.
  (f) A portion of this security is segregated for future fund commitments.
  (1) Incorporated in Bermuda.

Country Concentration
                          % of
                       Net Assets
                       ----------
United States             57.85%
Hong Kong                 15.52
United Kingdom            10.79
Canada                    10.08
Japan                      7.24
                        -------
Total                    101.48%
                        =======


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.01%
Holding Companies - 0.01%                    9,660      LG Corp. (South Korea)                                      $      340,216
                                                                                                                    --------------

                                                        TOTAL PREFERRED STOCK
                                                        (Cost $227,398)                                                    340,216
                                                                                                                    --------------

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 86.39%
Advertising - 1.40%                      1,070,900      Asatsu-DK, Inc. (Japan)                                         33,720,777
                                                                                                                    --------------

Agriculture - 12.19%                    10,477,887      ABB Grain, Ltd. (c) (Australia)                                 81,007,108
                                        15,046,064      Saskatchewan Wheat Pool (a) (c) (e) (Canada)                   160,079,515
                                           444,406      United International Enterprises, Ltd. (c) (Denmark) (1)        52,390,162
                                                                                                                    --------------
                                                                                                                       293,476,785
                                                                                                                    --------------

Building & Construction
Products/Services - 3.87%                  216,342      Imerys SA (France)                                              21,200,558
                                        13,696,300      Nippon Sheet Glass Co., Ltd. (Japan)                            71,944,571
                                                                                                                    --------------
                                                                                                                        93,145,129
                                                                                                                    --------------

Corporate Services - 0.35%              22,522,784      Boardroom, Ltd. (c) (Singapore)                                  8,473,423
                                                                                                                    --------------

Diversified Operations - 5.75%           2,570,626      Antarchile S.A. (Chile)                                         52,245,491
                                            64,610      HAL Trust (Netherlands) (2)                                      7,225,826
                                         6,648,200      Hutchison Whampoa, Ltd. (Hong Kong)                             70,671,420
                                         2,806,000      Straits Trading Co., Ltd. (Singapore)                            8,324,856
                                                                                                                    --------------
                                                                                                                       138,467,593
                                                                                                                    --------------

Electronics - 3.12%                      1,624,300      Futaba Corp. (Japan)                                            34,185,843
                                         2,615,800      Nichicon Corp. (Japan)                                          40,968,214
                                                                                                                    --------------
                                                                                                                        75,154,057
                                                                                                                    --------------

Electronics Components - 2.58%          19,290,300      WBL Corp., Ltd. (c) (Singapore)                                 62,203,435
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Energy/Coal - 1.30%                        482,800      Fording Canadian Coal Trust (Canada)                        $   15,985,508
                                         1,152,700      Westshore Terminals Income Fund (Canada)                        15,289,375
                                                                                                                    --------------
                                                                                                                        31,274,883
                                                                                                                    --------------

Energy/Services - 1.03%                    909,500      Farstad Shipping A/S (Norway)                                   24,823,680
                                                                                                                    --------------

Engineering/Construction - 3.23%         1,456,900      Aker Kvaerner ASA (Norway)                                      37,222,722
                                         1,789,700      Chudenko Corp. (Japan)                                          29,810,199
                                         1,165,000      Tokyo Energy & Systems, Inc. (Japan)                            10,785,133
                                                                                                                    --------------
                                                                                                                        77,818,054
                                                                                                                    --------------

Food & Beverage - 0.92%                 48,504,000      Vitasoy International Holdings, Ltd. (Hong Kong)                22,063,612
                                                                                                                    --------------

Forest Products & Paper - 9.68%          5,590,700      Canfor Corp. (a) (Canada)                                       67,708,890
                                         1,183,754      Canfor Pulp Income Fund (Canada)                                15,734,563
                                        40,080,245      Catalyst Paper Corp. (a) (b) (c) (e) (Canada)                  114,507,472
                                        44,893,185      Rubicon, Ltd. (a) (c) (New Zealand)                             35,219,182
                                                                                                                    --------------
                                                                                                                       233,170,107
                                                                                                                    --------------

Holding Companies - 7.62%                  902,712      Compagnie Nationale a Portefeuille (Belgium)                    63,814,468
                                         5,041,400      Guoco Group, Ltd. (Hong Kong) (2)                               73,318,133
                                           680,000      LG Corp. (South Korea)                                          38,571,668
                                            71,000      Pargesa Holding S.A. (Switzerland)                               7,778,208
                                                                                                                    --------------
                                                                                                                       183,482,477
                                                                                                                    --------------

Insurance - 3.96%                          124,876      Blue Ocean Reinsurance, Ltd. (a) (b) (c) (Bermuda)               4,680,338
                                         9,731,415      BRIT Insurance Holdings PLC (United Kingdom)                    66,756,274
                                            70,000      Millea Holdings, Inc. (Japan)                                    2,784,537
                                             7,828      Norton Holdings, Ltd. (b) (Bermuda)                              8,421,989
                                         1,094,050      Sompo Japan Insurance, Inc. (Japan)                             12,702,836
                                                                                                                    --------------
                                                                                                                        95,345,974
                                                                                                                    --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)


                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Metals & Mining - 1.82%                  3,792,832      Dundee Precious Metals, Inc. (a) (c) (Canada)               $   33,562,368
                                         1,025,000      Dundee Precious Metals, Inc. (a) (c) (f) (Canada)                9,070,116
                                           512,500      Dundee Precious Metals, Inc. Warrants,
                                                          expires 6/29/12 (a) (c) (e) (Canada)                           1,152,981
                                                                                                                    --------------
                                                                                                                        43,785,465
                                                                                                                    --------------

Other Financial - 3.85%                    892,100      Aiful Corp. (Japan)                                             22,379,640
                                       107,731,000      Fuhwa Financial Holdings Co., Ltd. (a) (Taiwan)                 70,180,506
                                                                                                                    --------------
                                                                                                                        92,560,146
                                                                                                                    --------------

Real Estate - 7.15%                    103,667,023      BIL International, Ltd. (c) (Singapore) (2)                    112,553,305
                                         1,799,900      Daibiru Corp. (Japan)                                           25,257,126
                                        21,296,000      Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                 34,301,251
                                                                                                                    --------------
                                                                                                                       172,111,682
                                                                                                                    --------------

Securities Brokerage - 4.94%            97,017,800      Asia Plus Securities Public Co., Ltd. (Thailand)                11,892,041
                                         3,002,900      Capital Nomura Securities Public Co., Ltd., NVDR (Thailand)      3,461,328
                                        49,483,434      Capital Securities Corp. (Taiwan)                               33,255,837
                                        38,126,960      Hotung Investment Holdings, Ltd. (a) (Taiwan) (2)                6,290,948
                                           652,300      Ichiyoshi Securities Co., Ltd. (Japan)                           8,574,832
                                        82,857,200      KGI Securities Public Co., Ltd., NVDR (Thailand)                 7,709,017
                                        36,594,000      President Securities Corp. (Taiwan)                             27,830,430
                                        12,085,000      UOB-Kay Hian Holdings, Ltd. (Singapore)                         19,822,836
                                                                                                                    --------------
                                                                                                                       118,837,269
                                                                                                                    --------------

Technology - Hardware - 1.31%           37,628,000      Gigabyte Technology Co., Ltd. (c) (Taiwan)                      31,613,973
                                                                                                                    --------------

Telecommunications - 3.11%              30,050,529      Netia S.A. (a) (c) (Poland)                                     46,787,734
                                         8,088,955      Telecom Corp. of New Zealand, Ltd. (New Zealand)                27,990,118
                                                                                                                    --------------
                                                                                                                        74,777,852
                                                                                                                    --------------



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)



                                            SHARES      ISSUES                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Transportation - 7.21%                   3,576,100      BW Gas ASA (Norway)                                         $   53,982,583
                                         1,938,700      Golar LNG, Ltd. (a) (Bermuda)                                   34,646,398
                                         4,423,000      Seino Holdings Co., Ltd. (Japan)                                42,871,826
                                        18,671,113      Toll NZ, Ltd. (a) (c) (New Zealand)                             42,175,605
                                                                                                                    --------------
                                                                                                                       173,676,412
                                                                                                                    --------------

                                                        TOTAL COMMON STOCKS AND WARRANTS
                                                        (Cost $1,554,507,249)                                        2,079,982,785
                                                                                                                    --------------

                                         NOTIONAL
                                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.00% #
Foreign Currency
Put Options - 0.00% #                  100,000,000 NZD  New Zealand Dollar, strike 0.64 NZD, expires 10/24/07               24,700
                                                                                                                    --------------

                                                        TOTAL PURCHASED OPTIONS
                                                        (Cost $3,600,000)                                                   24,700
                                                                                                                    --------------

                                        PRINCIPAL
                                        AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 12.86%
Repurchase Agreement - 2.24%            53,940,844      Bear Stearns, 5.12%, dated 7/31/07, due 8/1/07 (d)              53,940,844
                                                                                                                    --------------

U.S. Government
Obligations - 10.62%                   257,000,000      U.S. Treasury Bills, 4.71%-4.93%+, due 8/9/07-10/18/07         255,730,926
                                                                                                                    --------------

                                                        TOTAL SHORT TERM INVESTMENTS
                                                        (Cost $309,667,583)                                            309,671,770
                                                                                                                    --------------
                                                        TOTAL INVESTMENT PORTFOLIO - 99.26%
                                                        (Cost $1,868,002,230)                                        2,390,019,471
                                                                                                                    --------------

                                                        OTHER ASSETS LESS LIABILITIES - 0.74%                           17,763,941
                                                                                                                    --------------
                                                        NET ASSETS - 100.00%
                                                        (Applicable to 96,856,483 shares outstanding)               $2,407,783,412
                                                                                                                    ==============

                                                        NET ASSET VALUE PER SHARE                                           $24.86
                                                                                                                            ======


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2007
                                   (UNAUDITED)

  Notes:
  NVDR: Non-Voting Depository Receipt.
  NZD: New Zealand Dollar.
  (a) Non-income producing securities.
  (b) Fair valued securities:

                                               Carrying Value
                    Security                      Per Unit                Acquisition Date              Acquisition Cost
                    --------                     ----------               ----------------              ----------------
      Blue Ocean Reinsurance, Ltd.               $   37.48             12/30/2005 to 2/9/2006            $  4,568,674
      Catalyst Paper Corp.                            2.86             1/3/2006 to 10/23/2006             114,161,857
      Norton Holdings, Ltd.                       1,075.88                   12/14/2006                     7,828,000

  (c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
  (d) Repurchase agreement collateralized by U.S. Inflation Indexed Bonds, par value $35,775,000, due 4/15/28, value $55,400,663.
  (e) Security is subject to restrictions on resale.
  (f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
  #   Amount represents less than 0.01% of total net assets.
  +   Annualized yield at date of purchase.
  (1) Incorporated in Bahamas.
  (2) Incorporated in Bermuda.

Country Concentration
                          % of
                       Net Assets
                       ----------
Canada                    17.99%
Japan                     13.95
United States *           12.86
Singapore                  8.78
Hong Kong                  8.32
Taiwan                     7.03
Norway                     4.82
New Zealand                4.38
Australia                  3.36
United Kingdom             2.77
Belgium                    2.65
Denmark                    2.18
Chile                      2.17
Bermuda                    1.98
Poland                     1.94
South Korea                1.62
Thailand                   0.96
France                     0.88
Switzerland                0.32
Netherlands                0.30
                        -------
Total                     99.26%
                        =======
  * Comprised of cash equivalents.


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       NOTES TO PORTFOLIOS OF INVESTMENTS
                                  JULY 31, 2007
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:
Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds").

ACCOUNTING POLICIES:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION:
Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Funds may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of Trustees of the Funds, under procedures established by the Board of Trustees. At July 31, 2007, such securities had a total fair value of $95,725,880 or 0.85% of net assets of Third Avenue Value Fund, $64,424,423 or 2.80% of net assets of Third Avenue Small-Cap Value Fund, $9,743,054 or 0.33% of net assets of Third Avenue Real Estate Value Fund and $127,609,799 or 5.30% of net assets of Third Avenue International Value Fund. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unre-

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                 NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2007
                                   (UNAUDITED)

stricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

REPURCHASE AGREEMENTS:
The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o INVESTMENTS DENOMINATED IN FOREIGN CURRENCIES: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTION: At the prevailing rates of exchange on the date of such transactions.

SECURITY TRANSACTIONS:
Security transactions are accounted for on a trade date basis.

2. INVESTMENTS
The following information is based upon the book basis of investment securities as of July 31, 2007:

                                                               SMALL-CAP              REAL ESTATE            INTERNATIONAL
                                      VALUE FUND              VALUE FUND              VALUE FUND              VALUE FUND
                                      ----------              ----------              -----------            -------------
 Gross unrealized appreciation      $3,373,492,569          $  485,494,003          $  836,583,675          $  546,483,130
 Gross unrealized depreciation        (264,903,489)            (68,027,354)           (121,351,253)            (24,465,889)
                                    --------------          --------------          --------------          --------------
 Net unrealized appreciation        $3,108,589,080          $  417,466,649          $  715,232,422          $  522,017,241
                                    ==============          ==============          ==============          ==============
 Aggregate book cost                $9,209,134,531          $1,975,639,255          $2,239,365,363          $1,868,002,230
                                    --------------          --------------          --------------          --------------

                              [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                 NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2007
                                   (UNAUDITED)

3. COMMITMENTS AND CONTINGENCIES
Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of July 31, 2007. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable.

Third Avenue Real Estate Value Fund has committed up to $10,500,000 to Atlantic American Realty Capital Advisors, Inc., of which $500,000 has been funded as of July 31, 2007. Under certain circumstances this commitment may be payable to Atlantic American Realty Capital Advisors, Inc.

Accordingly, Third Avenue Value Fund and Third Avenue Real Estate Value Fund have segregated securities valued at $2,000,000 and $12,000,000 respectively, to meet each of these contingencies.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Trust
              ---------------------------
By:           /s/ David M. Barse
              ---------------------------
Name:         David M. Barse
              ---------------------------
Title:        Principal Executive Officer
              ---------------------------
Date:         September 6, 2007
              ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Trust
              ---------------------------
By:           /s/ David M. Barse
              ---------------------------
Name:         David M. Barse
              ---------------------------
Title:        Principal Executive Officer
              ---------------------------
Date:         September 6, 2007
              ---------------------------


By:           /s/ Vincent J. Dugan
              ---------------------------
Name:         Vincent J. Dugan
              ---------------------------
Title:        Principal Financial Officer
              ---------------------------
Date:         September 6, 2007
              ---------------------------